Property, Plant and Equipment, net (Schedule of Property, Plant and Equipment, net) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]	Jun. 30, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2012 Land [Member] Successor [Member]	Dec. 31, 2011 Land [Member] Predecessor [Member]	Jun. 30, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Buildings [Member] Successor [Member]	Dec. 31, 2011 Buildings [Member] Predecessor [Member]	Jun. 30, 2013 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2012 Machinery and equipment [Member] Successor [Member]	Dec. 31, 2011 Machinery and equipment [Member] Predecessor [Member]	Jun. 30, 2013 Office equipment, furniture and fixtures [Member]	Dec. 31, 2012 Office equipment, furniture and fixtures [Member]	Dec. 31, 2012 Office equipment, furniture and fixtures [Member] Successor [Member]	Dec. 31, 2011 Office equipment, furniture and fixtures [Member] Predecessor [Member]	Jun. 30, 2013 Computer software and hardware [Member]	Dec. 31, 2012 Computer software and hardware [Member]	Dec. 31, 2012 Computer software and hardware [Member] Successor [Member]	Dec. 31, 2011 Computer software and hardware [Member] Predecessor [Member]	Jun. 30, 2013 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2012 Leasehold improvements [Member] Successor [Member]	Dec. 31, 2011 Leasehold improvements [Member] Predecessor [Member]	Jun. 30, 2013 Construction in progress [Member]	Dec. 31, 2012 Construction in progress [Member]	Dec. 31, 2012 Construction in progress [Member] Successor [Member]	Dec. 31, 2011 Construction in progress [Member] Predecessor [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 146,761	$ 139,177	$ 139,177	$ 186,646	$ 4,553	$ 4,553	$ 4,553	$ 1,882	$ 29,036	$ 28,781	$ 28,781	$ 28,186	$ 53,985	$ 48,026	$ 48,026	$ 66,237	$ 5,254	$ 5,130	$ 5,130	$ 6,908	$ 20,209	$ 19,034	$ 19,034	$ 48,198	$ 24,410	$ 22,720	$ 22,720	$ 27,203	$ 9,314	$ 10,933	$ 10,933	$ 8,032
Accumulated depreciation and amortization	(18,914)	(7,547)	(7,547)	(88,856)
Property, plant and equipment, net	$ 127,847	$ 131,630	$ 131,630	$ 97,790